Basis of Preparation and Presentation of Consolidated Financial Statements and Significant Accounting Policies - Additional information (Detail)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Insurance Brokerage Services [Member]
Disclosure of Basis of Preparation and Presentation of Financial Statements and Significant Accounting Policies [Line Items]
Contract with customer credit period allowed to customers	15 days
SpiderNet ecosystem solutions services [Member]
Disclosure of Basis of Preparation and Presentation of Financial Statements and Significant Accounting Policies [Line Items]
Weighted average contract term	20 months 3 days	24 months 9 days
SpiderNet ecosystem solutions services [Member] | Bottom of range [member]
Disclosure of Basis of Preparation and Presentation of Financial Statements and Significant Accounting Policies [Line Items]
Contract with customer credit period allowed to customers	0 days
Term of contract	1 year	1 year	1 year
SpiderNet ecosystem solutions services [Member] | Top of range [member]
Disclosure of Basis of Preparation and Presentation of Financial Statements and Significant Accounting Policies [Line Items]
Contract with customer credit period allowed to customers	90 days
Term of contract	3 years	3 years	3 years